Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2017 INR (₨)
Benefit payments
2018	₨ 648.9
2019	506.6
2020	411.4
2021	351.2
2022	319.8
2023 - 2027	₨ 1,296.5